Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Schedule of Income and Capital Expenditure Information Regarding the Group's Operating Segments
The following table presents income, CapEx information (capital expenditures in intangible assets and property, plant and equipment, see Notes 6 and 8) and acquisitions of rights of use (see Note 9) regarding the Group’s operating segments:

2023
Millions of euros	Telefónica Spain	VMO2	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Other companies	Eliminations	Total Group
Revenues	12,654	—	8,614	9,650	8,381	3,553	(2,200)	40,652
External revenues	12,350	—	8,585	9,637	8,284	1,790	6	40,652
Intersegment revenues	304	—	29	13	97	1,763	(2,206)	—
Other operating income and expenses(1)	(9,425)	—	(5,974)	(5,522)	(6,871)	(3,598)	2,128	(29,262)
OIBDA	3,229	—	2,640	4,128	1,510	(45)	(72)	11,390
Depreciation and amortization	(2,200)	—	(2,323)	(2,511)	(1,557)	(244)	38	(8,797)
Operating income	1,029	—	317	1,617	(47)	(289)	(34)	2,593
Share of (loss) income of investments accounted for by the equity method	(23)	(2,030)	—	—	(3)	(106)	—	(2,162)
CapEx	1,607	—	1,133	1,671	938	230	—	5,579
Acquisitions of rights of use	575	—	624	815	387	48	(58)	2,391
(1) Other operating income and expenses includes “Other income”, “Supplies”, “Personnel expenses” and “Other expenses”.

2022
Millions of euros	Telefónica Spain	VMO2	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Other companies	Eliminations	Total Group
Revenues	12,497	—	8,224	8,870	9,141	3,243	(1,982)	39,993
External revenues	12,224	—	8,195	8,854	9,026	1,685	9	39,993
Intersegment revenues	273	—	29	16	115	1,558	(1,991)	—
Other operating income and expenses(1)	(7,909)	—	(5,666)	(5,138)	(7,183)	(3,149)	1,904	(27,141)
OIBDA	4,588	—	2,558	3,732	1,958	94	(78)	12,852
Depreciation and amortization	(2,157)	—	(2,295)	(2,369)	(1,799)	(218)	42	(8,796)
Operating income	2,431	—	263	1,363	159	(124)	(36)	4,056
Share of income (loss) of investments accounted for by the equity method	(15)	292	—	—	(19)	(41)	—	217
CapEx	1,550	—	1,209	1,795	1,058	212	(5)	5,819
Acquisitions of rights of use	724	—	594	596	514	17	3	2,448
(1)Other operating income and expenses includes “Other income”, “Supplies”, “Personnel expenses” and “Other expenses”.

2021
Millions of euros	Telefónica Spain	Telefónica United Kingdom	VMO2	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Other companies	Eliminations	Total Group
Revenues	12,417	2,628	—	7,765	6,910	8,362	3,059	(1,864)	39,277
External revenues	12,156	2,609	—	7,738	6,897	8,258	1,628	(9)	39,277
Intersegment revenues	261	19	—	27	13	104	1,431	(1,855)	—
Other operating income and expenses(1)	(9,040)	(1,709)	—	(5,341)	(3,772)	(6,644)	7,589	1,623	(17,294)
OIBDA	3,377	919	—	2,424	3,138	1,718	10,648	(241)	21,983
Depreciation and amortization	(2,153)	—	—	(2,394)	(1,918)	(1,873)	(356)	297	(8,397)
Operating income	1,224	919	—	30	1,220	(155)	10,292	56	13,586
Share of (loss) income of investments accounted for by the equity method	(2)	—	(103)	—	—	(6)	(16)	—	(127)
CapEx	1,815	933	—	1,284	2,069	978	206	(18)	7,267
Acquisitions of rights of use (2)	482	389	—	833	489	387	113	(254)	2,439
(1)Other operating income and expenses includes “Other income”, “Supplies”, “Personnel expenses” and “Other expenses”.
(2) Additionally, rights of use in the amount of 2,633 million euros were recorded in 2021 following the sale of the tower division of Telxius.
The table below shows the income, CapEx and acquisitions of rights of use of VMED O2 UK (VMO2) in 2023 and 2022 (see Note 2). VMO2 is a joint venture 50% owned by Telefónica and Liberty Global and is recorded under the equity method (see Note 10). The tables below show the information of the joint venture at 100% and the reconciliation with the Telefónica Group's share of income (loss) accounted for by the equity method.

VMO2
Millions of euros	January-December, 2023	January-December, 2022	June-December 2021
Revenues	12,547	12,155	7,223
Other operating income and expenses	(8,116)	(7,754)	(4,773)
Impairment losses in goodwill	(3,572)	—	—
OIBDA	859	4,401	2,450
Depreciation and amortization	(3,685)	(4,170)	(2,395)
Operating income	(2,826)	231	55
Share of income (loss) of investments accounted for by the equity method	2	1	—
Financial income	55	24	27
Financial expenses	(1,436)	(1,020)	(504)
Realised and unrealised gains on derivative instruments, net	(924)	2,567	489
Foreign currency transaction losses, net	677	(1,296)	(367)
Net financial expense	(1,628)	275	(355)
Result before taxation	(4,452)	507	(300)
Income tax	265	(15)	65
Result for the period (100% VMO2)	(4,187)	492	(235)
50% attributable to Telefónica Group	(2,094)	246	(117)
Share-based compensation	8	14	14
Sale of minority stake in Cornerstone	76	—	—
Other adjustments	(20)	32	—
Share of (loss) income of investments accounted for by the equity method	(2,030)	292	(103)
Capital expenditures (CapEx)	2,408	2,707	1,508
Acquisitions of rights of use	135	118	75
The following table presents main assets and liabilities by segment:

2023
Millions of euros	Telefónica Spain	VMO2	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Other companies	Eliminations	Total Group
Fixed assets	14,186	—	11,114	18,749	6,742	2,243	(12)	53,022
Rights of use	1,771	—	3,203	2,258	1,179	111	(74)	8,448
Investments accounted for by the equity method	233	7,774	—	3	219	361	—	8,590
Financial assets and other non-currents assets	1,058	—	962	1,054	1,374	7,384	(4,564)	7,268
Deferred tax assets	2,676	—	538	406	738	1,882	—	6,240
Other current financial assets	36	—	10	55	272	3,660	(2,955)	1,078
Non-current assets and disposal groups held for sale	—	—	—	—	273	—	—	273
Total allocated assets	27,119	7,774	18,565	26,114	15,019	23,096	(13,363)	104,324
Non-current financial liabilities	695	—	1,235	688	6,164	28,948	(4,370)	33,360
Non-current lease liabilities	1,223	—	2,559	1,817	1,111	44	(46)	6,708
Deferred tax liabilities	82	—	254	927	601	838	—	2,702
Current financial liabilities	1,458	—	286	48	768	6,960	(5,819)	3,701
Current lease liabilities	486	—	555	725	476	20	(23)	2,239
Liabilities associated with non-current assets and disposal groups held for sale	—	—	—	—	37	—	—	37
Total allocated liabilities	16,869	—	9,937	9,837	13,720	40,159	(13,294)	77,228

2022
Millions of euros	Telefónica Spain	VMO2	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Other companies	Eliminations	Total Group
Fixed assets	14,285	—	11,602	18,217	7,870	2,237	(9)	54,202
Rights of use	1,722	—	3,277	2,048	1,169	100	(37)	8,279
Investments accounted for by the equity method	252	10,779	—	—	146	410	—	11,587
Financial assets and other non-currents assets	875	—	992	984	1,578	6,082	(2,410)	8,101
Deferred tax assets	2,395	—	463	485	612	929	—	4,884
Other current financial assets	32	—	34	162	222	7,435	(5,441)	2,444
Non-current assets and disposal groups held for sale	—	—	—	—	—	7	—	7
Total allocated assets	27,917	10,779	19,142	24,875	15,951	26,288	(15,310)	109,642
Non-current financial liabilities	2,089	—	1,510	653	2,502	30,425	(2,120)	35,059
Non-current lease liabilities	1,317	—	2,663	1,531	1,115	45	(14)	6,657
Deferred tax liabilities	95	—	274	1,032	744	922	—	3,067
Current financial liabilities	1,840	—	128	350	4,120	8,449	(10,867)	4,020
Current lease liabilities	392	—	597	629	402	19	(19)	2,020
Liabilities associated with non-current assets and disposal groups held for sale	—	—	—	—	—	—	—	—
Total allocated liabilities	16,782	—	10,246	9,437	13,861	42,869	(15,261)	77,934
The detail of assets and liabilities of VMO2 is as follows (amounts corresponding to 100% of the company, see Note 10):

VMO2
Millions of euros	December 2023	December 2022
Fixed assets	38,817	42,576
Rights of use	773	862
Financial assets and other non-currents assets	1,741	2,763
Deferred tax assets	366	79
Other current financial assets	569	511
Total assets	46,455	50,062
Non-current financial liabilities	21,061	19,668
Non-current lease liabilities	663	725
Deferred tax liabilities	1	1
Current financial liabilities	4,165	3,248
Current lease liabilities	201	221
Total liabilities	30,727	28,626

Schedule of Composition of Segment Revenues, Detailed by the Main Countries of Operation
The composition of segment revenues is as follows:

Millions of euros	2023				2022				2021
Country by segments	Fixed	Mobile	Others and elims.	Total	Fixed	Mobile	Others and elims.	Total	Fixed	Mobile	Others and elims.	Total
Spain (*)				12,654				12,497				12,417
United Kingdom				—				—	96	2,532	—	2,628
Germany	827	7,767	20	8,614	806	7,394	24	8,224	814	6,942	9	7,765
Brazil	2,858	6,792	—	9,650	2,764	6,106	—	8,870	2,300	4,610	—	6,910
Hispam	2,888	5,493	—	8,381	3,138	6,003	—	9,141	2,907	5,444	11	8,362
Other and inter-segment eliminations			1,353	1,353			1,261	1,261			1,195	1,195
Total Group				40,652				39,993				39,277
Note: In the countries of Telefónica Hispam segment with separate fixed and mobile operating companies, intercompany revenues were not considered.
(*) The detail of revenues for Telefónica Spain is shown in the table below.
Given the convergence reached at Telefónica Spain due to the high penetration of convergent offers in Telefónica Spain, the revenue breakdown by fixed and mobile is less relevant in this segment. For this reason, management believes that the revenue breakdown shown below is more meaningful.

Millions of euros
Telefónica Spain	2023	2022	2021
Retailers	9,872	9,662	9,699
Wholesalers, mobile handsets sales and others	2,782	2,835	2,718
Total	12,654	12,497	12,417